Schedule of Future Minimum Rental Payments for Operating Leases (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2017
Year ending March 31, 2020	$ 47,207	$ 117,678
Year ending March 31, 2021	55,238	71,021
Total Minimum Lease Payments	$ 102,445	$ 188,699